Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110

                                 March 30, 2009


VIA EDGAR
---------
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

  Re:  Registration Statements on Form N-14
       The Registrants Listed on the Attached Appendix A (each, a "Registrant")
       ------------------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of each Registrant, we are hereby filing Pre-effective Amendment Number 1 to its combined proxy and registration statement on Form N-14, with exhibits thereto (together, the "Registration Statements").

         The Registration Statements relate to proposed Agreements and Plans of Reorganization whereby substantially all of the assets of a series of Regions Morgan Keegan Select Funds, a Massachusetts business trust, will be transferred in a tax-free reorganization to the corresponding series of a Registrant, in exchange for shares of the series of the Registrant as shown on the attached Appendix B.

         Please call the undersigned at (617) 951-8567 with any questions relating to the filings.

                                                     Sincerely,

                                                     /s/ Paul B. Raymond

                                                     Paul B. Raymond

                                   Appendix A

Registrant                                               File Nos.
----------                                               ---------
Pioneer Bond Fund                                        811-02864; 333-157342

Pioneer Fund                                             811-01466; 333-157321

Pioneer Mid Cap Value Fund                               811-06106; 333-157312

Pioneer Money Market Trust                               811-05099; 333-157315

Pioneer Series Trust I                                   811-21425; 333-157353

Pioneer Series Trust III                                 811-21664; 333-157336

Pioneer Series Trust IV                                  811-21781; 333-157350

Pioneer Short Term Income Fund                           811-21558; 333-157340

                                   Appendix B

Series of Regions Morgan Keegan Select Funds                        Corresponding Series of a Registrant
--------------------------------------------                        ------------------------------------
Regions Morgan Keegan Select Mid Cap Growth Fund                    Pioneer Mid Cap Growth Fund II
                                                                    (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Growth Fund                            Pioneer Growth Fund
                                                                    (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Core Equity Fund                       Pioneer Fund
                                                                    (the sole series of Pioneer Fund)

Regions Morgan Keegan Select Mid Cap Value Fund                     Pioneer Mid Cap Value Fund
                                                                    (the sole series of Pioneer Mid Cap Value Fund)

Regions Morgan Keegan Select Value Fund                             Pioneer Cullen Value Fund
                                                                    (a series of Pioneer Series Trust III)

Regions Morgan Keegan Select Balanced Fund                          Pioneer Classic Balanced Fund
                                                                    (a series of Pioneer Series Trust IV)

Regions Morgan Keegan Select Fixed Income Fund                      Pioneer Bond Fund
                                                                    (the sole series of Pioneer Bond Fund)

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund     Pioneer Short Term Income Fund
                                                                    (the sole series of Pioneer Short Term Income Fund)

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund      Pioneer Intermediate Tax Free Income Fund
                                                                    (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Treasury Money Market Fund             Pioneer Treasury Reserves Fund
                                                                    (a series of Pioneer Series Trust IV)

Regions Morgan Keegan Select Money Market Fund                      Pioneer Cash Reserves Fund
                                                                    (a series of Pioneer Money Market Trust)